Investments (Tables)	12 Months Ended
Dec. 31, 2018
C3J [Member]
Schedule of Investments

The following table summarizes our short term available-for-sale investments as of December 31, 2017. We did not have any available-for-sale investments as of December 31, 2018.

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
December 31, 2017
Corporate bonds	$9,658,000	$—	$(7,000)	$9,651,000
Total	$9,658,000	$—	$(7,000)	$9,651,000